PROPERTY, EQUIPMENT, AND OTHER ASSETS—NET - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
PROPERTY, EQUIPMENT, AND OTHER ASSETS—NET [Abstract]
Total assets	$ 42,972	$ 40,364
Accumulated depreciation and amortization	(27,421)	(27,429)
Property and equipment – net	15,551	12,935
Capitalized Software [Member]
PROPERTY, EQUIPMENT, AND OTHER ASSETS—NET [Abstract]
Total assets	2,608	1,685
Furniture, Fixtures, and Equipment [Member]
PROPERTY, EQUIPMENT, AND OTHER ASSETS—NET [Abstract]
Total assets	26,463	26,507
Leasehold Improvements [Member]
PROPERTY, EQUIPMENT, AND OTHER ASSETS—NET [Abstract]
Total assets	13,343	11,776
Vehicles [Member]
PROPERTY, EQUIPMENT, AND OTHER ASSETS—NET [Abstract]
Total assets	$ 558	$ 396